3. Loans, Allowance for Loan Losses and Credit Quality (Details Narrative) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Allowance related to TDRs	$ 5,800	$ 23,000